Other Income and Other Expense - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Income And Expenses [Abstract]
Capital gain on disposal of asset	€ 151	€ 2,105
VAT relief	1,573	1,395	€ 755
Reimbursements	1,289	€ 580	€ 498
Revenues deriving from active leases	620
Other expense	1,678
Legal dispute	€ 979